Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Current:
Federal	$ 11,287	$ 10,487	$ 8,587
State	1,512	2,141	1,044
Foreign	986	1,340	1,047
Current provision	13,785	13,968	10,678
Deferred:
Federal	(3,326)	2,569	6,006
State	(1,146)	258	368
Foreign	(273)	(1,387)	943
Change in valuation allowance	95	545	(16,676)
Deferred provision (benefit)	(4,650)	1,985	(9,359)
Total provision	$ 9,135	$ 15,953	$ 1,319